Concentration and Risks - Schedule of Accounts Receivable from Related Party Concentration of Credit Risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)
Concentration Risk [Line Items]
Accounts receivable	¥ 707,947	¥ 260,984	$ 101,691
Xiaomi Inc | Accounts Receivable | Credit Risk
Concentration Risk [Line Items]
Accounts receivable	¥ 707,947	¥ 260,984
Concentration risk, percentage	100.00%	100.00%